Share Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
22.	SHARE BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”) and 2014 (the “2014 Plan”), respectively. Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to further promote the success and enhance the value, the Company adopted the 2014 Plan. The 2014 Plan was approved by Annual General Meeting on May 29, 2014. Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

The Company granted 2,524,932 share options and 432,910 RSUs in 2012, 676,592 RSUs and 3,122,417 RSUs in 2013 and 2014, respectively, with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review rating in accordance with predetermined performance targets for the grantees over a one or four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company commenced recognition of the related compensation expense using the accelerated recognition method.

The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2014, options to purchase 9,054,118 of ordinary shares were outstanding.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2014	10,958,796	0.31	6.7	39,546
Exercised	(1,828,910)	0.26
Forfeited	(75,768)	0.54

Outstanding, December 31, 2014	9,054,118	0.32	6.3	20,450

Vested and expected to vest at December 31, 2014	9,054,118	0.32	6.3	20,450

Exercisable as of December 31, 2014	7,837,941	0.25	6.2	18,225

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2013 and 2014, the Company had options outstanding to purchase an aggregate of 10,958,796 shares and 9,054,118 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB239,400 and RMB126,884 (US$20,450), respectively.

For share options granted before September 30, 2011, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after September 30, 2011, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share based compensation plans that are more representative of actual experience and future expected experience that the value calculated in previous years using the Black-Scholes model.

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2011 and 2012, respectively, with the following assumptions:

	Granted in 2011	Granted in 2011	Granted in 2012
	Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	2.2	2.2
Expected volatility	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%
Fair value of share option	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

The aggregate fair value of the outstanding options at the grant date was determined to be RMB63,356 (US$ 10,211) as of December 31, 2014 and such amount is recognized as compensation expense using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 was US$1.49, nil and nil respectively. The total fair value of share options vested during the years ended December 31, 2012, 2013 and 2014 was US$5,655, US$3,388 and US$5,488, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was US$4,487, US$24,355, and US$15,517, respectively.

As of December 31, 2014, there was RMB3,104 (US$500) of unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 0.3 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table summarizes the Company’s RSUs activity under the 2010 Plan and 2014 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2014	1,176,611	12.52	9.0	27,674
Granted	3,196,373	23.27
Vested	(677,570)	14.42
Forfeited	(85,158)	12.56

Unvested, December 31, 2014	3,610,256	19.22	8.6	55,851

Share-based compensation cost for RSUs is measured based on the closing fair market value of the Company’s ADS on the date of grant and the reporting date for equity and liability classified RSUs, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2014 was RMB346,533 (US$55,851), and such amount is recognized as compensation expense using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions and share-settled bonuses. The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2012, 2013 and 2014 was US$10.01, US$14.22 and US$20.39, respectively. The total fair value of RSUs vested during the years ended December 31, 2012, 2013 and 2014 was US$1,184, US$2,898 and US$9,774, respectively.

During 2014, the Company granted 73,956 RSUs to settle the performance bonuses as elected by employees. As of December 31, 2014, there was RMB366,245 (US$59,028) of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 2.5 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

(b)	Fully vested ordinary shares to employees

On March 5, 2014, the Company agreed to issue 690,000 fully vested ADSs to Galaxy ENet, a company owned by a certain management employee of the Managed Network Entities. These ADSs are to compensate certain management employees of the Managed Network Entities in exchange for their past services and all of them have transferred their rights to Galaxy ENet. Such fully vested ADSs were issued to Galaxy ENet with treasury stock of 76,048 ADSs and newly issued share of 613,952 ADSs. Accordingly, the Company recorded share-based compensation cost of RMB117,207 (US$18,890) in “General and administrative expenses” within the Company’s consolidated statements of operations.

(c)	Shares issued to management of Dermot Entities (Note 4)

For the year ended December 31, 2014, the Company recorded compensation cost of RMB4,022 (US$649) within the Company’s consolidated statements of operations.

Total compensation expense relating to share options and RSUs granted to employees recognized for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Cost of revenues	4,517	8,054	7,163	1,154
Sales and marketing expenses	10,508	13,405	13,482	2,173
General and administrative expenses	47,749	40,711	208,914	33,671
Research and development expenses	4,858	5,599	4,176	673

	67,632	67,769	233,735	37,671